UNITED STATES SECURITIES AND EXCHANGE COMISSION
WASHINGTON, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/01

Check here if Amendment [  ]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Appaloosa Management L.P.
Address:	26 Main Street
		Chatham, NJ  07928

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence P. O'Friel
Title:		Treasurer
Phone:		973-701-7000

Signature, Place and Date of Signing:

	Lawrence P. O'Friel		Chatham, New Jersey		5/10/01

Report Type (check only one):
[X ] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQIURED BY THE SECURITIES EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 17
Form 13F Information Table Value Total: 221,386,982
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							       FORM 13F INFORMATION TABLE
							       VALUE	       SHARES/  SH/	 PUT/ INVSTMT OTHER	VOTING  AUTHORITY
Name of Issuer	Title of Class	CUSIP	       (x$1000)        PRN AMT  PRN	 CALL DSCRETN MANAGERS	SOLE	  SHARED  NONE
-------------------------- ---------------	-----	        -------        -------- ---- ---- ------- ---------	----	  ------  ----
Beverly Enterprise Inc.	COMNEW	087851309	14,944		1,868,000	x				 1,868,000
Bio-Plexus	 	COM	09057c106	65		250,000		x				 250,000
Chesapeake Ener Cor 	COM	165167107	13,339		1,507,200	x				 1,587,200
Edison International 	COM	281020107       7,274           575,000         x                                575,000
Finova Group Inc	COM	317928109	360 		200,000 	x				 200,000
Finova Fin Tr	TOPRS CV 9.16%	31808E207	30,196 		1,258,200 	x				 1,258,200
Inamed Corp		COM	453235103	104,975 	5,524,992 	x				 5,524,992
LTC Properties		COM	502175102	5,888 		1,475,600 	x				 1,475,600
Meditrust Corp	PAIRED CTF NEW	58501T306	17,952 		4,400,000 	x				 4,400,000
Mesabi Trust UBI   CTF BEN INT	590672101	1,751 		583,800 	x				 583,800
National Health	Inv	COM	63633D104	6,106 		525,000 	x				 525,000
Noble Affiliates Inc.	COM	654894104	2,086 		50,000 		x				 50,000
Ocean Energy Inc.	COM	67481E106	2,069 		125,000 	x				 125,000
PG&E Corp.		COM	69331C108	8,715 		700,000 	x				 700,000
PG&E Corp.		CALL	69331C908	175 		551,100 CALL	x				 551,100 CALL
Rite Aid Corp		CALL	767754904	58 		35,000 CALL	x				 35,000 CALL
Ventas Inc.		COM	92276F100	5,434 		639,300 	x				 639,300




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